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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number          811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

803 West Michigan Street, Milwaukee, WI	53233
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
803 West Michigan Street, Milwaukee, WI 53233

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end:            December 31

Date of reporting period:          July 1, 2012 - June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

W.P. Stewart & Co. Growth Fund
Proxy Voting July 1, 2012 - June 30, 2013

Name of Issuer	Ticker Symbol	CUSIP Number	Record Date	Meeting Date	Matters voted on	Proposed by Issuer/ Stockholder	Voted/ Not Voted	Vote Casted For/Against/ Abstain/Withold	For/Against Management

Ralph Lauren Corporation	RL	751212101	6/21/2012	8/9/2012	Elect director Frank A. Bennack, Jr.	Issuer	Voted	For	For
					Elect director Joel L. Fleishman	Issuer	Voted	For	For
					Elect director Steven P. Murphy	Issuer	Voted	For	For
					Ratify the appointment of Ernst & Young LLP as the Corporation's independent registered public accounting firm for the fiscal year ending March 30, 2013	Issuer	Voted	For	For

Approve, on an advisory basis, the compensation of the Corporation's named executive officers and the Corporation's compensation philosophy, policies and practices as described in the accompanying Proxy Statement
						Issuer	Voted	For	For
					Approve the Corporation's Amended and Restated Executive Officer Annual Incentive Plan	Issuer	Voted	For	For

NetApp, Inc.	NTAP	64110D104	7/11/2012	8/31/2012	Elect director Daniel J. Warmenhoven	Issuer	Voted	For	For
					Elect director Nicholas G. Moore	Issuer	Voted	For	For
					Elect director Thomas Georgens	Issuer	Voted	For	For
					Elect director Jeffry R. Allen	Issuer	Voted	For	For
					Elect director Alan L. Earhart	Issuer	Voted	For	For
					Elect director Gerald Held	Issuer	Voted	For	For
					Elect director T. Michael Nevens	Issuer	Voted	For	For
					Elect director George T. Shaheen	Issuer	Voted	Withold	Against
					Elect director Robert T. Wall	Issuer	Voted	For	For
					Elect director Richard P. Wallace	Issuer	Voted	For	For
					Approve an amendment to the 1999 Stock Option Plan to increase the share reserve by an additional 7,350,000 shares of common stock	Issuer	Voted	Against	Against
					Approve an amendment to the Company's Employee Stock Purchase Plan to increase the share reserve by an additional 5,000,000 shares of common stock	Issuer	Voted	Against	Against
					Approve an advisory vote on Named Executive Officer compensation	Issuer	Voted	For	For
					Ratify the appointment of Deloitte & Touche LLP as independent auditors of the Company for the fiscal year ending April 26, 2013	Issuer	Voted	For	For
					Consider a stockholder proposal regarding the adoption of a simple majority voting standard for stockholder matters, if properly presented at the meeting	Stockholder	Voted	Abstain	No recommendation

The Procter & Gamble Company	PG	742718109	8/10/2012	10/9/2012	Elect director Angela F. Braly	Issuer	Voted	For	For
					Elect director Kenneth I. Chenault	Issuer	Voted	For	For
					Elect director Scott D. Cook	Issuer	Voted	For	For
					Elect director Susan Desmond-Hellmann	Issuer	Voted	For	For
					Elect director Robert A. McDonald	Issuer	Voted	For	For
					Elect director W. James McNerney, Jr.	Issuer	Voted	For	For
					Elect director Johnathan A. Rodgers	Issuer	Voted	For	For
					Elect director Margaret C. Whitman	Issuer	Voted	For	For
					Elect director Mary Agnes Wilderotter	Issuer	Voted	For	For
					Elect director Patricia A. Woertz	Issuer	Voted	For	For
					Elect director Ernesto Zedillo	Issuer	Voted	For	For
					Ratify Appointment of the Independent Registered Public Accounting Firm	Issuer	Voted	For	For
					Approve an Advisory Vote on Executive Compensation (The Say On Pay Vote)	Issuer	Voted	For	For
					Shareholder Proposal #1 - Say on Political Contribution	Shareholder	Voted	Against	For
					Shareholder Proposal #2 - Producer Responsibility for Packaging	Shareholder	Voted	Against	For
					Shareholder Proposal #3 - Adopt Simple Majority Vote	Shareholder	Voted	For	Against

Accenture plc	ACN	G1151C101	12/11/2012	2/6/2013	Accept, in a non-binding vote, the financial statements for the twelve month period ended August 31, 2012 as presented	Issuer	Voted	For	For
					Re-appoint director: William L. Kimsey	Issuer	Voted	For	For
					Re-appoint director: Robert I. Lipp	Issuer	Voted	For	For
					Re-appoint director: Pierre Nanterme	Issuer	Voted	For	For
					Re-appoint director: Gilles C. Pelisson	Issuer	Voted	For	For
					Re-appointdirector: Wulf von Schimmelmann	Issuer	Voted	For	For

Ratify, in a non-binding vote, the appointment of KPMG as independent registered public accounting firm for the 2013 fiscal year and authorize, in a binding vote, the Board, acting through the Audit Committee, to determine KPMG's remuneration
						Issuer	Voted	For	For
					Approve, in a non-binding vote, the compensation of the named executive officers	Issuer	Voted	For	For
					Approve an amendment to the Accenture plc 2010 Share Incentive Plan	Issuer	Voted	For	For
					Authorize to hold the 2014 annual general meeting of shareholders of Accenture plc at a location outside of Ireland	Issuer	Voted	For	For
					Authorize Accenture to make open-market purchases of Accenture plc Class A ordinary shares	Issuer	Voted	For	For
					Determine the price range at which Accenture plc can re-issue shares that it acquires as treasury stock	Issuer	Voted	For	For
					Shareholder Proposal: Report on Lobbying Practices	Shareholder	Voted	Against	For

Apple Inc.	AAPL	037833100	1/2/2013	2/27/2013	Elect director William V. Campbell	Issuer	Voted	For	For
					Elect director Timothy D. Cook	Issuer	Voted	For	For
					Elect director Millard S. Drexler	Issuer	Voted	For	For
					Elect director Al Gore	Issuer	Voted	For	For
					Elect director Robert A. Iger	Issuer	Voted	For	For
					Elect director Andrea Jung	Issuer	Voted	For	For
					Elect director Arthur D. Levinson	Issuer	Voted	For	For
					Elect director Ronald D. Sugar	Issuer	Voted	For	For

Amendment of Apple's Restated Articles of Incorporation to (i) eliminate certain language relating to term of office of directors in order to facilitate the adoption of majority voting for election of directors, (ii) eliminate "blank check" preferred stock, (iii) establish a par value for Company's common stock of $0.00001 per share and (iv) make other conforming changes as described in more detail in Apple's Proxy Statement.
						Issuer	Voted	For	For
					Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for 2013	Issuer	Voted	For	For
					Non-binding Advisory resolution to approve executive compensation	Issuer	Voted	For	For
					A shareholder proposal entitled "Executives to Retain Significant Stock"	Shareholder	Voted	Against	For
					A shareholder proposal entitled "Board Committee on Human Rights"	Shareholder	Voted	Against	For

Praxair, Inc.	PX	74005P104	3/1/2013	4/23/2013	Elect director Stephen F. Angel	Issuer	Voted	For	For
					Elect director Oscar Bernardes	Issuer	Voted	For	For
					Elect director Bret K. Clayton	Issuer	Voted	For	For
					Elect director Nance K. Dicciani	Issuer	Voted	For	For
					Elect director Edward G. Galante	Issuer	Voted	For	For
					Elect director Claire W. Gargalli	Issuer	Voted	For	For
					Elect director Ira D. Hall	Issuer	Voted	For	For
					Elect director Raymond W. LeBoeuf	Issuer	Voted	For	For
					Elect director Larry D. McVay	Issuer	Voted	For	For
					Elect director Wayne T. Smith	Issuer	Voted	For	For
					Elect director Robert L. Wood	Issuer	Voted	For	For
					Approve, on an advisory and non-binding basis, the compensation of Praxair's Named Executive Officers as disclosed in the 2013 Proxy Statement	Issuer	Voted	For	For
					A shareholder proposal regarding political contributions	Shareholder	Voted	Against	For
					Ratify the appointment of the Independent Auditor	Issuer	Voted	For	For

V.F. Corporation	VFC	918204108	3/5/2013	4/23/2013	Elect director Richard T. Carucci	Issuer	Voted	For	For
					Elect director Juliana L. Chugg	Issuer	Voted	For	For
					Elect director George Fellows	Issuer	Voted	For	For
					Elect director Clarence Otis, Jr.	Issuer	Voted	For	For
					Elect director Matthew J. Shattock	Issuer	Voted	For	For
					Advisory vote to approve named executive officer compensation	Issuer	Voted	For	For
					Approve VF's Amended and Restated Executive Incentive Compensation Plan (the "EIC Plan Proposal")	Issuer	Voted	For	For
					Ratify the selection of PricewaterhouseCoopers LLP as VF's independent registered public accounting firm for the 2013 fiscal year	Issuer	Voted	For	For

United Technologies Corporation	UTX	913017109	3/1/2013	4/29/2013	Elect director Louise R. Chenevert	Issuer	Voted	For	For
					Elect director John V. Faraci	Issuer	Voted	For	For
					Elect director Jean-Pierre Garnier	Issuer	Voted	For	For
					Elect director Jamie S. Gorelick	Issuer	Voted	For	For
					Elect director Edward A. Kangas	Issuer	Voted	For	For
					Elect director Ellen J. Kullman	Issuer	Voted	For	For
					Elect director Marshall O. Larsen	Issuer	Voted	For	For
					Elect director Harold McGraw III	Issuer	Voted	For	For
					Elect director Richard B. Myers	Issuer	Voted	For	For
					Elect director H. Patrick Swygert	Issuer	Voted	For	For
					Elect director Andre Villeneuve	Issuer	Voted	For	For
					Elect director Christine Todd Whitman	Issuer	Voted	For	For
					Appoint of the firm of PricewaterhouseCoopers LLP as Independent Auditor for 2013	Issuer	Voted	For	For
					Advisory vote to approve the compensation of the Company's Named Executive Officers	Issuer	Voted	For	For

Express Scripts Holding Company	ESRX	30219G108	3/11/2013	5/9/2013	Elect director Gary G. Benanav	Issuer	Voted	For	For
					Elect director Maura C. Breen	Issuer	Voted	For	For
					Elect director William J. DeLaney	Issuer	Voted	For	For
					Elect director Nicholas J. LaHowchic	Issuer	Voted	For	For
					Elect director Thomas P. Mac Mahon	Issuer	Voted	For	For
					Elect director Frank Mergenthaler	Issuer	Voted	For	For
					Elect director Woodrow A. Myers, Jr., MD	Issuer	Voted	For	For
					Elect director John O. Parker, Jr.	Issuer	Voted	For	For
					Elect director George Paz	Issuer	Voted	For	For
					Elect director William L. Roper, MD, MPH	Issuer	Voted	For	For
					Elect director Samuel K. Skinner	Issuer	Voted	For	For
					Elect director Seymour Sternberg	Issuer	Voted	For	For
					Ratify the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accountants for the Company's current fiscal year	Issuer	Voted	For	For
					Approve, by non-binding vote, executive compensation	Issuer	Voted	For	For

Verisk Analytics, Inc.	VRSK	92345Y106	3/18/2013	5/15/2013	Elect director John F. Lehman	Issuer	Voted	For	For
					Elect director Andrew G. Mills	Issuer	Voted	For	For
					Elect director Constantine P. Iordanou	Issuer	Voted	For	For
					Elect director Scott G. Stephenson	Issuer	Voted	For	For
					Approve executive compensation on an advisory, non-binding basis	Issuer	Voted	For	For
					Approve the 2013 Equity Incentive Plan	Issuer	Voted	For	For
					Approve the Annual Incentive Plan	Issuer	Voted	For	For
					Ratify appointment of Deloitte & Touche LLP as independent auditor for the 2013 fiscal year	Issuer	Voted	For	For

YUM! Brands, Inc.	YUM	988498101	3/18/2013	5/15/2013	Elect director Michael J. Cavanagh	Issuer	Voted	For	For
					Elect director David W. Dorman	Issuer	Voted	For	For
					Elect director Massimo Ferragamo	Issuer	Voted	For	For
					Elect director Mirian Graddick-Weir	Issuer	Voted	For	For
					Elect director J. David Grissom	Issuer	Voted	For	For
					Elect director Bonnie G. Hill	Issuer	Voted	For	For
					Elect director Jonathan S. Linen	Issuer	Voted	For	For
					Elect director Thomas C. Nelson	Issuer	Voted	For	For
					Elect director David C. Novak	Issuer	Voted	For	For
					Elect director Thomas M. Ryan	Issuer	Voted	For	For
					Elect director Jing-Shyh S. Su	Issuer	Voted	For	For
					Elect director Robert D. Walter	Issuer	Voted	For	For
					Ratify Independent Auditors	Issuer	Voted	For	For
					Advisory Vote to Approve Executive Compensation	Issuer	Voted	For	For
					Re-approve performance measures of Yum! Brands, Inc. Long Term Incentive Plan	Issuer	Voted	For	For
					Shareholder Proposal regarding Packaging Recycling	Shareholder	Voted	Against	For

The Charles Schwab Corporation	SCHW	808513105	3/18/2013	5/16/2013	Elect director Stephen A. Ellis	Issuer	Voted	For	For
					Elect director Arun Sarin	Issuer	Voted	For	For
					Elect director Charles R. Schwab	Issuer	Voted	For	For
					Elect director Paula A. Sneed	Issuer	Voted	For	For
					Ratify independent auditors	Issuer	Voted	For	For
					Advisory approval of named executive officer compensation	Issuer	Voted	For	For
					Approve 2013 Stock Incentive Plan	Issuer	Voted	For	For
					Stockholder proposal regarding politcal contributions	Shareholder	Voted	Against	For
					Stockholder proposal regarding proxy access	Shareholder	Voted	Against	For

IntercontinentalExchange, Inc.	ICE	45865V100	3/19/2013	5/17/2013	Elect director Charles R. Crisp	Issuer	Voted	For	For
					Elect director Jean-Marc Forneri	Issuer	Voted	For	For
					Elect director Senator Judd A. Gregg	Issuer	Voted	For	For
					Elect director Fred W. Hatfield	Issuer	Voted	For	For
					Elect director Terrence F. Martell	Issuer	Voted	For	For
					Elect director Sir Callum McCarthy	Issuer	Voted	For	For
					Elect director Sir Robert Reid	Issuer	Voted	For	For
					Elect director Frederic V. Salerno	Issuer	Voted	For	For
					Elect director Jeffrey C. Sprecher	Issuer	Voted	For	For
					Elect director Judith A. Sprieser	Issuer	Voted	For	For
					Elect director Vincent Tese	Issuer	Voted	For	For
					Approve, by non-binding vote, the advisory resolution on executive compensation for named executive officers	Issuer	Voted	For	For
					Approve, by non-binding vote, the 2013 Omnibus Employee Incentive Plan	Issuer	Voted	For	For
					Approve, by non-binding vote, the 2013 Omnibus Non-Employee Director Incentive Plan	Issuer	Voted	For	For
					Ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year ending December 31, 2013	Issuer	Voted	For	For

Amphenol Corporation	APH	032095101	3/25/2013	5/22/2013	Elect director Stanley L. Clark	Issuer	Voted	For	For
					Elect director David P. Falck	Issuer	Voted	For	For
					Elect director Edward G. Jepsen	Issuer	Voted	For	For
					Elect director Andrew E. Lietz	Issuer	Voted	For	For
					Elect director Martin H. Loeffler	Issuer	Voted	For	For
					Elect director John R. Lord	Issuer	Voted	For	For
					Ratify Deloitte & Touche LLP as independent public accountants of the Company	Issuer	Voted	For	For
					Advisory vote to approve compensation of named executive officers	Issuer	Voted	For	For
					Stockholder proposal for special shareowner meeting right	Shareholder	Voted	Against	For

ANSYS, Inc.	ANSS	03662Q105	3/25/2013	5/22/2013	Elect director Ronald W. Hovsepian	Issuer	Voted	For	For
					Elect director Michael C. Thurk	Issuer	Voted	For	For
					Elect director Barbara V. Scherer	Issuer	Voted	For	For
					A non-binding, advisory vote on compensation of named executive officers	Issuer	Voted	For	For
					Ratify selection of independent registered public accounting firm	Issuer	Voted	For	For

Sensata Technologies Holdings N.V.	ST	N7902X106	4/24/2013	5/22/2013	Elect director Thomas Wroe, Jr.	Issuer	Voted	For	For
					Elect director Martha Sullivan	Issuer	Voted	For	For
					Elect director Lewis B. Campbell	Issuer	Voted	For	For
					Elect director Paul Edgerley	Issuer	Voted	For	For
					Elect director Michael J. Jacobson	Issuer	Voted	For	For
					Elect director John Lewis	Issuer	Voted	For	For
					Elect director Charles W. Peffer	Issuer	Voted	For	For
					Elect director Kirk P. Pond	Issuer	Voted	For	For
					Elect director Michael Ward	Issuer	Voted	For	For
					Elect director Stephen Zide	Issuer	Voted	For	For
					Ratify the selection of Ernst & Young LLP as independent auditor for the 2013 fiscal year	Issuer	Voted	For	For
					Adopt the Dutch statutory annual accounts for 2012 and to authorize the preparation of the Company's 2012 annual accounts and annual report of management in the English language	Issuer	Voted	For	For
					Discharge members of the Company's Board of Directors from certain liabilities for fiscal year 2012	Issuer	Voted	For	For
					Amend the remuneration policy of the Company's Board of Directors	Issuer	Voted	For	For

Extend to the Company's Board of Directors the authority to repurchase up to 10% of the outstanding shares in the capital of the Company for 18 months from the general meeting at prices per share not less than the nominal value of a share and not higher than 110% of the market price at the time of the transaction
						Issuer	Voted	For	For

Amend the 2010 Equity Plan to increase the number of ordinary shares reserved and available for issuance by 5,000,000 shares to a total of 10,000,000 shares, and increase the number of ordinary shares with respect to which incentive stock options may be granted by 5,000,000 shares to a total of 10,000,000 shares
						Issuer	Voted	For	For

IntercontinentalExchange, Inc.	ICE	45865V100	4/26/2013	6/3/2013
Adopt the Amended and Restated Agreement and Plan of Merger, dated as of March 19, 2013, by and among NYSE Euronext, IntercontinentalExchange, Inc., IntercontinentalExchange Group, Inc., Braves Merger Sub, Inc. and Baseball Merger Sub, LLC (the "Merger" Proposal)
						Issuer	Voted	For	For
					Approve relating to Certificate of Incorporation: the approval of provisions related to the amount and classes of authorized stock of IntercontinentalExchange Group, Inc.	Issuer	Voted	For	For
					Approve relating to Certificate of Incorporation: the approval of provisions related to limitations on ownership and voting of IntercontinentalExchange Group, Inc. common stock	Issuer	Voted	For	For
					Approve relating to Certificate of Incorporation: the approval of provisions related to the disqualification of officers and directors and certain powers of the Board of Directors	Issuer	Voted	For	For
					Approve relating to Certificate of Incorporation: the approval of provisions related to considerations of the Board of Directors	Issuer	Voted	For	For
					Approve relating to Certificate of Incorporation: the approval of provisions related to amendments to the IntercontinentalExchange Group, Inc. certificate of incorporation	Issuer	Voted	For	For

Approve one or more adjournments of the special meeting of stockholders of IntercontinentalExchange, Inc., if necessary or appropriate, including adjournments to permit further solicitation of proxies in favor of the Merger proposal or the ICE Group Governance-Related proposals.
						Issuer	Voted	For	For

Celgene Corporation	CELG	151020104	4/17/2013	6/12/2013	Elect director Robert J. Hugin	Issuer	Voted	For	For
					Elect director Richard W. Barker, D.Phil	Issuer	Voted	For	For
					Elect director Michael D. Casey	Issuer	Voted	For	For
					Elect director Carrie S. Cox	Issuer	Voted	For	For
					Elect director Rodman L. Drake	Issuer	Voted	For	For
					Elect director Michael A. Friedman, M.D.	Issuer	Voted	For	For
					Elect director Gilla Kaplan, Ph.D.	Issuer	Voted	For	For
					Elect director James J. Loughlin	Issuer	Voted	For	For
					Elect director Ernest Mario, Ph.D.	Issuer	Voted	For	For
					Ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2013	Issuer	Voted	For	For
					Approve the amendment and restatement of the Company's 2008 Stock Incentive Plan	Issuer	Voted	For	For
					Approve, by non-binding vote, executive compensation of the Company's named executive officers	Issuer	Voted	For	For
					Stockholder proposal described in more detail in the proxy statement	Shareholder	Voted	Against	For

Mastercard Incorporated	MA	57636Q104	4/19/2013	6/18/2013	Elect director Richard Haythornthwaite	Issuer	Voted	For	For
					Elect director Ajay Banga	Issuer	Voted	For	For
					Elect director Silvio Barzi	Issuer	Voted	For	For
					Elect director David R. Carlucci	Issuer	Voted	For	For
					Elect director Steven J. Freiberg	Issuer	Voted	For	For
					Elect director Nancy J. Karch	Issuer	Voted	For	For
					Elect director Marc Olivie	Issuer	Voted	For	For
					Elect director Rima Qureshi	Issuer	Voted	For	For
					Elect director Jose Octavio Reyes Lagunes	Issuer	Voted	For	For
					Elect director Mark Schwartz	Issuer	Voted	For	For
					Elect director Jackson P. Tai	Issuer	Voted	For	For
					Elect director Edward Suning Tian	Issuer	Voted	For	For
					Advisory approval of the Company's executive compensation	Issuer	Voted	For	For
					Ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Company for 2013	Issuer	Voted	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Investment Managers Series Trust

By (Signature and Title)*		/s/ John Zader
John Zader, President
Date	August 1, 2013

* Print the name and title of each signing officer under his or her signature.